Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net	$ 331	$ 211
Accumulated amortization on capitalized software development	18,114	13,910
Accumulated amortization on intangible assets	$ 13,834	$ 11,389
Common stock, no par value
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	27,677,000	27,327,000
Common stock, shares outstanding	27,677,000	27,327,000